Annual Total Returns - Fidelity® Pacific Basin Fund [BarChart] - 10.31 Targeted International Funds Retail Combo PRO-21 - Fidelity® Pacific Basin Fund - Fidelity Pacific Basin Fund-Default	Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(17.01%)
Annual Return 2012	20.04%
Annual Return 2013	27.43%
Annual Return 2014	0.62%
Annual Return 2015	6.02%
Annual Return 2016	2.93%
Annual Return 2017	40.07%
Annual Return 2018	(17.95%)
Annual Return 2019	32.21%
Annual Return 2020	32.88%